UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005
Name of Registrant: Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2014
Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments
As of August 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
Massachusetts (99.2%)
Boston MA GO	5.000%	2/1/24	2,345	2,829
Boston MA GO	5.000%	3/1/24	5,745	7,087
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	2,000	2,183
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,440	5,896
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/20	1,550	1,868
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/25	3,725	4,284
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	1,000	1,152
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	750	878
Braintree MA GO	5.000%	5/15/27	4,000	4,628
Cambridge MA GO	5.000%	1/1/23	850	1,025
Holyoke MA GO	5.000%	9/1/30	1,690	1,941
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/31	2,285	2,933
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	15,000	17,094
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	5,000	5,651
Massachusetts Bay Transportation Authority
General Transportation Revenue	6.200%	3/1/16	1,920	2,006
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17 (ETM)	75	86
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	3,500	4,362
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/22	5,285	6,682
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/23	4,000	4,949
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/23	2,825	3,558
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/24	1,325	1,658
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/24	3,020	3,922
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	2,000	2,603
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/27	5,000	6,281
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/29	1,020	534
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	2,000	2,560
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.200%	9/8/14	2,889	2,889
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/26	2,875	3,387

Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/28	2,000	2,322
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/29	3,300	3,812
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/32	2,500	2,848
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (10)	3,340	3,254
Massachusetts College Building Authority
Revenue	5.000%	5/1/25	1,100	1,322
Massachusetts College Building Authority
Revenue	5.000%	5/1/26	1,430	1,722
Massachusetts College Building Authority
Revenue	5.000%	5/1/27	1,200	1,433
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,500	1,744
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,610	1,869
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,075	1,243
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	4,000	4,527
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	5,000	5,617
Massachusetts College Building Authority
Revenue	5.000%	5/1/43	3,285	3,670
Massachusetts College Building Authority
Revenue	4.500%	5/1/48	3,000	3,181
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	3,500	4,122
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	5,620	6,208
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	2,350	2,642
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	3,000	3,278
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.030%	9/8/14	7,000	7,000
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/18	2,000	2,177
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/20	3,105	3,365
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/22	1,985	2,145
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/36	5,130	5,707
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	3,300	3,673
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,000	2,282
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,373
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,637

Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,552
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	1,250	1,353
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	591
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,190
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	6,000	6,412
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,748
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/35 (2)	2,000	2,075
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,909
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	10,000	10,938
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/48	7,400	8,144
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	5,575	6,910
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.630%	3/30/17	5,000	5,000
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	5.250%	4/1/37	4,000	4,552
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	645
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	595
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/34	2,000	2,319
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/46	5,500	6,226
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross) VRDO	0.040%	9/2/14 LOC	3,530	3,530
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	2,160	2,484
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	10/1/40	2,050	2,285
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	5,000	5,850
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	5,000	5,272
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/28	1,000	1,178
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	6,000	7,030
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/40	7,000	8,088
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital)	5.250%	7/1/34	2,245	2,396
Massachusetts Development Finance Agency
Revenue (Loomis Obligated Group)	6.000%	1/1/33	4,000	4,384
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/37	2,800	2,957

Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	5,000	5,251
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/19	175	204
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/21	300	354
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/23	250	299
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/26	1,380	1,618
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	2,000	2,076
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.250%	7/1/42	1,470	1,527
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	2,500	2,589
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	6,755	7,398
Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.000%	7/1/36	1,500	1,668
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,691
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	1,976
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/32	950	1,081
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/39	3,500	3,915
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/44	3,750	4,179
Massachusetts Development Finance Agency
Revenue (Olin College)	5.000%	11/1/38	6,000	6,621
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	2,000	2,322
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	1,500	1,733
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	5,705	6,523
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	4,000	4,510
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/41	4,000	4,462
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.600%	1/30/18	7,945	7,945
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/38	1,545	1,775
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/43	2,500	2,871
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.500%	10/1/28	1,000	1,150
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.125%	10/1/33	2,000	2,189

Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/39	3,000	3,274
Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/27	1,550	1,794
Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/37	2,700	2,950
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,218
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,000	3,166
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	2,500	3,051
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	2,000	2,368
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,750	2,911
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.500%	7/1/31	4,750	5,067
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,252
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36 (12)	5,000	5,376
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/38	4,000	4,587
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/43	6,000	6,850
2 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.330%	7/1/17	5,000	4,991
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50	2,650	2,898
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/34	1,295	1,477
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	6,470	7,285
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	1,000	1,126
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/17	3,000	3,318
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/26	3,000	3,589
2 Massachusetts GO	0.170%	2/1/16	5,000	4,992
2 Massachusetts GO	0.410%	2/1/17	10,000	10,005
Massachusetts GO	5.000%	10/1/17	4,000	4,532
Massachusetts GO	5.500%	11/1/17	3,000	3,456
2 Massachusetts GO	0.480%	1/1/18	5,000	5,019
Massachusetts GO	5.500%	8/1/19	5,000	6,053
Massachusetts GO	5.500%	10/1/19 (2)	2,000	2,432
Massachusetts GO	5.500%	10/1/19 (12)	1,000	1,216
Massachusetts GO	5.500%	11/1/19 (4)	5,550	6,762
Massachusetts GO	5.000%	8/1/20	4,185	4,843
Massachusetts GO	5.000%	8/1/21	5,000	6,101
Massachusetts GO	5.000%	8/1/22	4,500	5,189
Massachusetts GO	5.250%	8/1/22	5,000	6,243
Massachusetts GO	5.250%	8/1/23	1,000	1,263
Massachusetts GO	5.000%	6/1/24	3,615	4,280

Massachusetts GO	5.250%	8/1/24 (4)	1,500	1,684
Massachusetts GO	5.250%	9/1/24 (4)	7,800	9,934
Massachusetts GO	5.000%	6/1/25	3,000	3,530
Massachusetts GO	5.000%	7/1/25	9,000	10,863
Massachusetts GO	5.000%	7/1/26	5,000	5,995
Massachusetts GO	5.000%	8/1/26	6,500	7,758
Massachusetts GO	5.000%	8/1/28	4,535	5,170
Massachusetts GO	5.500%	8/1/30 (2)	9,000	11,926
Massachusetts GO	4.000%	8/1/32	5,000	5,253
Massachusetts GO	5.000%	8/1/32 (2)	1,250	1,381
Massachusetts GO	5.000%	8/1/33	2,000	2,298
Massachusetts GO	5.000%	8/1/36	9,000	10,256
Massachusetts GO	5.000%	8/1/37	5,000	5,684
Massachusetts GO	4.000%	6/1/42	8,000	8,169
Massachusetts GO	4.000%	6/1/43	5,000	5,121
Massachusetts GO	4.500%	8/1/43	3,705	3,917
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music)	5.000%	10/1/26	1,755	1,938
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	3,000	3,145
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/28	2,000	2,112
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/33	3,015	3,184
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/38	3,500	3,668
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)	5.500%	12/1/39	4,000	4,596
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)
VRDO	0.030%	9/2/14 LOC	500	500
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	5,284
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	3,000	3,818
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/21	2,000	2,458
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/24	810	968
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	13,000	15,147
1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.050%	9/2/14	5,075	5,075
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/27	1,650	1,889
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/28	2,080	2,373
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.250%	8/15/37	6,650	7,009
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.000%	7/1/23	6,000	7,490

Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/25	3,605	4,652
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	3,000	3,949
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/36	1,250	1,441
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	6.000%	7/1/36	4,500	5,287
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.000%	7/1/38	1,500	1,670
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	3,000	3,526
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,923
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/32	1,000	1,115
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	3,334
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/29	10,000	11,517
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.060%	9/8/14	600	600
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.030%	9/8/14	5,600	5,600
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	8.000%	10/1/15 (Prere.)	1,025	1,112
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	8.000%	10/1/39	1,475	1,589
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,000	6,367
Massachusetts Health & Educational Facilities
Authority Revenue (Sterling & Francine Clark)	5.000%	7/1/36	6,200	6,582
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.030%	9/2/14 LOC	1,740	1,740
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/22	1,400	1,726
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/26	1,880	2,373
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.030%	9/2/14	5,650	5,650
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.030%	9/2/14	5,800	5,800
Massachusetts Health & Educational Facilities
Authority Revenue (Williams College)	5.000%	7/1/31	385	410
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	1,840	1,971
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.650%	12/1/41	5,305	5,513
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.750%	12/1/41	1,615	1,668
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/43	4,000	4,394

Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/44	3,500	3,853
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	4,000	4,373
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	9,600	10,761
Massachusetts Port Authority Revenue	5.000%	7/1/25	1,230	1,452
Massachusetts Port Authority Revenue	5.000%	7/1/30	2,000	2,291
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,800	2,055
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,260
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,845	4,443
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	645	675
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	5,000	5,233
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/22	5,000	6,112
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	3,110	3,771
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	5,000	6,037
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	10,000	12,006
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	7,250	8,582
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	10,000	11,779
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,000	9,366
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	2,500	2,602
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	2,400	2,775
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	10,000	11,692
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	4,735	5,176
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	13,000	16,193
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	3,750	4,676
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21	5,000	6,101
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/29	2,000	2,327
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/33	2,050	2,349
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/37	1,960	2,038
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/38	2,750	3,111
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/43	5,000	5,637
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,755
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,000	3,778
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	9,070	5,994

Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	540	565
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	1,180	1,424
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/25	2,500	3,169
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/27	11,000	13,482
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/28	975	1,187
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	1,989
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/32	2,415	2,795
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/16 (Prere.)	2,005	2,185
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (4)	1,000	1,231
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	1,490	1,886
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/29	2,400	2,808
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	2,775	3,239
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,230	2,625
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,000	1,277
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34 (14)	8,000	8,780
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	13,900	15,289
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	1,310	1,680
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,710	3,125
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36 (2)	2,995	3,202
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,700	1,818
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,143
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/39	2,950	3,347
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	500	555
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/41	5,990	6,400
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/41	4,450	5,050
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/42	1,000	1,125
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	10,000	11,477

Massachusetts Water Resources Authority
Revenue VRDO	0.060%	9/8/14	10,200	10,200
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	1,000	1,132
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	7,000	8,075
University of Massachusetts Building Authority
Revenue	5.000%	11/1/15 (Prere.)	2,695	2,848
University of Massachusetts Building Authority
Revenue	5.000%	11/1/15 (Prere.)	1,760	1,860
University of Massachusetts Building Authority
Revenue	5.000%	11/1/15 (Prere.)	1,980	2,092
University of Massachusetts Building Authority
Revenue	5.000%	11/1/15 (Prere.)	1,990	2,103
University of Massachusetts Building Authority
Revenue	5.000%	11/1/19	2,000	2,374
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38 (4)	1,615	1,793
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38	2,000	2,266
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	3,000	3,460
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	6,695	7,550
Worcester MA GO	5.500%	8/15/15 (14)	240	241
Worcester MA GO	5.250%	8/15/21 (14)	315	316
				1,109,282
Guam (0.2%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,250	2,511

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/14 (Prere.)	1,000	1,005

Total Tax-Exempt Municipal Bonds (Cost $1,050,274)				1,112,798
Total Investments (99.5%) (Cost $1,050,274)				1,112,798
Other Assets and Liabilities-Net (0.5%)				5,381
Net Assets (100%)				1,118,179

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate value of these securities was $8,564,000, representing 0.8% of net assets.
2 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.

Massachusetts Tax-Exempt Fund

PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Massachusetts Tax-Exempt Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2014, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At August 31, 2014, the cost of investment securities for tax purposes was $1,050,745,000. Net unrealized appreciation of investment securities for tax purposes was $62,053,000, consisting of unrealized gains of $62,553,000 on securities that had risen in value since their purchase and $500,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2014
VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 22, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.